EBI-Q3

Quarterly Report
November 30, 2025
MFS®  Blended Research®
International Equity ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Aerospace & Defense – 0.9%
MTU Aero Engines Holding AG	720	$294,241
Rolls-Royce Holdings PLC	3,960	56,017
		$350,258
Airlines – 0.9%
Ryanair Holdings PLC	10,500	$343,719
Alcoholic Beverages – 0.8%
Ambev S.A., ADR	118,320	$300,533
Apparel Manufacturers – 0.5%
Compagnie Financiere Richemont S.A.	720	$152,640
LVMH Moet Hennessy Louis Vuitton SE	60	44,231
		$196,871
Automotive – 2.7%
BYD Co. Ltd., ADR	15,420	$193,213
Compagnie Generale des Etablissements Michelin	4,080	133,228
Honda Motor Co. Ltd.	6,000	60,407
Mercedes-Benz Group AG	840	56,671
PT Astra International Tbk	594,000	233,606
Suzuki Motor Corp.	24,000	375,202
		$1,052,327
Broadcasting – 0.8%
NetEase Cloud Music, Inc. (a)	1,560	$38,710
Spotify Technology S.A. (a)	300	179,661
Tencent Music Entertainment Group, ADR	5,220	96,309
		$314,680
Brokerage & Asset Managers – 4.2%
Barclays PLC	90,120	$513,563
Brookfield Corp.	8,160	383,520
Euronext N.V.	1,560	239,410
Hong Kong Exchanges & Clearing Ltd.	1,560	82,350
IG Group Holdings PLC	10,200	153,337
Nomura Holdings, Inc.	12,000	90,496
XP, Inc.	8,880	175,025
		$1,637,701
Business Services – 3.1%
CGI, Inc.	1,620	$143,419
Infosys Technologies Ltd., ADR	17,880	312,542
ISS A/S	8,820	291,525
Kanzhun Ltd., ADR	3,420	75,582
Otsuka Corp.	6,000	118,624
Scout24 AG	2,340	239,139
		$1,180,831
Chemicals – 0.2%
FUJIFILM Holdings Corp.	3,900	$83,925
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	1,920	$358,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.2%
Lenovo Group Ltd.	124,740	$155,088
NEC Corp.	6,000	226,374
Shopify, Inc. (a)	480	76,147
		$457,609
Construction – 2.2%
Anhui Conch Cement Co. Ltd.	89,640	$269,641
Ashtead Group PLC	780	49,878
Compagnie de Saint-Gobain S.A.	3,180	317,015
LIXIL Corp.	6,000	71,052
Techtronic Industries Co. Ltd.	11,700	136,899
		$844,485
Consumer Products – 1.3%
Kao Corp.	12,000	$485,257
Electrical Equipment – 0.7%
Legrand S.A.	540	$81,777
Siemens Energy AG (a)	600	80,249
Signify N.V.	5,460	128,825
		$290,851
Electronics – 8.9%
ASML Holding N.V.	720	$754,520
Dai Nippon Printing Co. Ltd.	24,000	405,790
Innolux Display Corp.	186,000	80,303
SK hynix, Inc.	1,684	606,888
SK Square Co. Ltd. (a)	1,138	230,594
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,620	1,346,776
		$3,424,871
Energy - Independent – 0.5%
Orlen S.A.	3,900	$100,406
Woodside Energy Group Ltd.	5,280	86,218
		$186,624
Energy - Integrated – 2.4%
Cenovus Energy, Inc.	20,520	$366,487
MOL Hungarian Oil & Gas PLC	19,740	174,641
PetroChina Co. Ltd.	140,340	156,458
TotalEnergies SE	3,660	241,150
		$938,736
Engineering - Construction – 2.0%
Doosan Bobcat, Inc.	1,994	$74,844
Eiffage S.A.	2,280	314,731
VINCI S.A.	2,580	365,870
		$755,445
Entertainment – 0.1%
Pop Mart International Group Ltd.	1,560	$45,042
Food & Beverages – 1.3%
Arca Continental S.A.B. de C.V.	5,700	$58,158
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	18,700	77,608
JBS N.V., “A” (a)	10,380	152,482
Nestle S.A.	2,340	232,544
		$520,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.7%
Sugi Holdings Co. Ltd.	6,000	$141,642
Tesco PLC	83,880	500,279
		$641,921
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	2,040	$77,954
Lottery Corp. Ltd.	15,180	54,388
OPAP S.A.	8,090	165,353
		$297,695
General Merchandise – 1.2%
Dollarama, Inc.	3,300	$472,272
Insurance – 4.2%
AIA Group Ltd.	51,480	$532,930
Intact Financial Corp.	300	61,282
Manulife Financial Corp.	13,380	471,110
Sompo Holdings, Inc.	12,000	380,658
Zurich Insurance Group AG	240	172,449
		$1,618,429
Interactive Media Services – 0.1%
LY Corp.	18,000	$48,476
Leisure & Toys – 5.0%
Naspers Ltd.	1,560	$97,548
NetEase, Inc., ADR	2,340	323,037
Sankyo Co. Ltd.	6,000	103,830
Sony Group Corp.	18,000	527,412
Tencent Holdings Ltd., ADR	8,580	678,163
Yamaha Corp.	30,000	207,602
		$1,937,592
Machinery & Tools – 1.6%
Finning International, Inc.	1,620	$86,684
GEA Group AG	6,420	434,917
KONE Oyj, “B”	1,380	93,711
		$615,312
Major Banks – 12.5%
ABN AMRO Group N.V., GDR	12,600	$426,056
ABSA Group Ltd.	4,920	59,882
Banco Bilbao Vizcaya Argentaria S.A.	9,180	197,695
Banco Santander S.A.	7,380	79,127
Bank of Montreal	780	98,381
BNP Paribas S.A.	6,480	553,913
BPER Banca S.p.A.	7,080	85,249
Erste Group Bank AG	3,840	419,382
Industrial & Commercial Bank of China, “H”	85,740	70,920
Itau Unibanco Holding S.A., ADR	46,800	365,040
Mizuho Financial Group, Inc.	6,000	210,311
NatWest Group PLC	72,900	610,427
Oversea-Chinese Banking Corp. Ltd.	12,000	171,316
Société Générale S.A.	4,260	296,200
Toronto-Dominion Bank	6,600	553,938
UBS Group AG	12,780	493,509
UniCredit S.p.A.	1,860	138,281
		$4,829,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.4%
Fresenius Medical Care AG	3,600	$172,260
Medical Equipment – 1.8%
Demant A.S. (a)	6,780	$230,837
Fisher & Paykel Healthcare Corp. Ltd.	5,760	123,280
Shandong Weigao Group Medical Polymer Co. Ltd., “H”	90,420	64,455
Smith & Nephew PLC	16,620	276,155
		$694,727
Metals & Mining – 4.5%
Glencore PLC	27,180	$129,888
Marubeni Corp.	6,000	158,281
Mitsui & Co. Ltd.	6,000	159,357
Rio Tinto PLC	8,280	594,623
Toyota Tsusho Corp.	18,000	582,631
Vale S.A., ADR	9,960	125,595
		$1,750,375
Natural Gas - Distribution – 0.7%
ENGIE S.A.	10,380	$263,693
Natural Gas - Pipeline – 1.0%
APA Group	63,900	$387,572
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	21,060	$203,173
Oil Services – 1.1%
Tenaris S.A.	21,840	$440,312
Other Banks & Diversified Financials – 4.1%
Banco de Chile	477,298	$90,025
China Construction Bank Corp.	358,620	376,317
China Merchants Bank Co. Ltd.	35,100	235,779
Credicorp Ltd.	600	154,326
Grupo Financiero Banorte S.A. de C.V.	31,980	305,752
Kasikornbank PLC	18,000	104,271
KB Financial Group, Inc., ADR	1,260	107,213
Shinhan Financial Group Co. Ltd., ADR	4,140	223,933
		$1,597,616
Pharmaceuticals – 5.2%
Astellas Pharma, Inc.	12,000	$151,326
Bayer AG	2,820	99,722
Novartis AG	4,440	577,482
Roche Holding AG	1,860	711,769
Sanofi S.A.	4,740	471,543
		$2,011,842
Precious Metals & Minerals – 2.8%
Agnico Eagle Mines Ltd.	1,020	$177,919
Evolution Mining Ltd.	7,560	58,828
Gold Fields Ltd., ADR	3,180	136,390
Kinross Gold Corp.	19,320	543,085
OceanaGold Corp.	6,060	156,016
		$1,072,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.4%
Yangzijian Shipbuilding Holdings Ltd.	66,000	$170,622
Real Estate – 2.0%
Charter Hall Group, REIT	10,500	$170,975
Emaar Properties PJSC	50,602	183,238
Scentre Group Ltd., REIT	150,540	402,303
		$756,516
Specialty Chemicals – 0.2%
Sime Darby Berhad	149,800	$70,686
Specialty Stores – 2.3%
Alibaba Group Holding Ltd., ADR	1,560	$245,388
PDD Holdings, Inc., ADR (a)	960	111,437
Shimamura Co. Ltd.	6,000	429,998
Vipshop Holdings Ltd., ADR	4,920	96,629
		$883,452
Telecom Services – 2.0%
Hellenic Telecommunications Organization S.A.	3,056	$60,654
KDDI Corp.	18,000	310,049
LG Uplus Corp.	13,544	138,696
Vodafone Group PLC	199,080	247,913
		$757,312
Tobacco – 2.1%
British American Tobacco PLC	11,220	$657,000
Imperial Brands PLC	3,960	168,260
		$825,260
Utilities - Electric Power – 1.9%
CLP Holdings Ltd.	23,400	$204,372
E.ON SE	21,540	383,541
Enel Chile S.A.	1,763,544	137,497
		$725,410
Total Common Stocks		$37,013,545
Exchange-Traded Funds – 2.4%
Equity ETFs – 2.4%
iShares MSCI India ETF	16,920	$925,693
Preferred Stocks – 1.1%
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	8,296	$423,078
Mutual Funds – 0.7%
Money Market Funds – 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	267,053	$267,053

Other Assets, Less Liabilities – 0.1%		19,723
Net Assets – 100.0%		$38,649,092

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$5,328,700	$—	$—	$5,328,700
United Kingdom	3,957,340	—	—	3,957,340
Canada	3,590,260	—	—	3,590,260
France	3,322,761	—	—	3,322,761
China	3,309,776	—	—	3,309,776
Switzerland	2,340,393	—	—	2,340,393
South Korea	1,805,246	—	—	1,805,246
Germany	1,760,740	—	—	1,760,740
Taiwan	1,427,079	—	—	1,427,079
Other Countries	10,490,057	104,271	—	10,594,328
Investment Companies	1,192,746	—	—	1,192,746
Total	$38,525,098	$104,271	$—	$38,629,369
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
Japan	13.8%
United Kingdom	10.2%
Canada	9.3%
France	8.6%
China	8.6%
Switzerland	6.1%
South Korea	4.7%
Germany	4.6%
Taiwan	3.7%
Other Countries	30.4%